Business Combinations (Details) - USD ($)		12 Months Ended
	Apr. 09, 2018	Dec. 31, 2018
Consideration
Consideration issued		$ 12,500,000
Identified assets and liabilities
Cash		42,711
Accounts and other receivables		480,302
Note receivable		174,967
Prepaid expenses		84,945
Long-term assets		348,367
Property and equipment		106,600
Accounts payable		(180,231)
Accrued Expenses		105,877
Merchant portfolios		(2,190,000)
Tradename		(2,500,000)
Total identified assets and liabilities		5,641,784
Excess purchase price allocated to goodwill		$ 6,858,216
GACP [Member]
Consideration
Consideration issued	$ 12,500,000
Identified assets and liabilities
Cash	42,711
Accounts and other receivables	480,302
Note receivable	174,967
Prepaid expenses	84,945
Long-term assets	348,367
Property and equipment	106,600
Accounts payable	(180,231)
Accrued Expenses	(105,877)
Merchant portfolios	2,190,000
Tradename	2,500,000
Total identified assets and liabilities	5,641,784
Excess purchase price allocated to goodwill	$ 6,858,216